CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net income	$ 10,165	$ (6,864)	$ 12,661	$ 38,453
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	3,544	3,539	13,718	14,733
Amortization of original issue discount and debt issue costs	111	677	3,193	2,216
Loss on extinguishment of debt			15,155	200
Non cash consideration received from sale of business				(9,197)
Deferred income taxes	(6,951)	3,319	4,772	(12,248)
Stock-based compensation	23,588		355
Gain on sale of fixed assets				(6,240)
Gain on settlement of contingent consideration				(1,427)
Loss on settlement of equity securities				2,288
Provision for losses on accounts receivable	45	(91)	(188)	177
Foreign exchange loss (gain)	253	109	102	(940)
Changes in operating assets and liabilities:
Accounts receivable	(1,693)	(5,626)	(4,641)	11,811
Inventories	(2,956)	(2,496)	(3,189)	1,639
Prepaid expenses and other assets	3,158	(141)	(4,564)	1,837
Accounts payable and other liabilities	(18)	10,678	2,720	2,117
Net cash provided by operating activities	8,916	16,832	40,094	45,419
Cash Flows From Investing Activities:
Purchase of property and equipment	(950)	(788)	(2,832)	(4,708)
Proceeds from disposition of property and equipment				12,408
Proceeds from sale of equity securities				14,372
Payments on settlement of equity securities				(2,288)
Net cash used in investing activities	(20,737)	(788)	(2,832)	19,784
Cash Flows From Financing Activities:
Proceeds from revolving credit facilities		88,593	257,980	382,056
Principal payments on revolving credit facilities		(88,593)	(258,612)	(384,215)
Proceeds from term loans			198,716	219,586
Principal payments on term loans	(2,506)	(566)	(266,000)	(276,444)
Proceeds from insurance premium financing			5,010	2,733
Principal payments on insurance premium financing	(1,474)	(917)	(3,061)	(2,897)
Payment of capital leases	(11)	(7)	(43)	(43)
Payment of contingent consideration				(240)
Payment of debt modification costs				(5,438)
Payments for debt issuance costs			(2,198)
Payments on extinguishment of debt			(4,217)
Proceeds from initial public offering, net of underwriter discounts			83,421
Deferred offering cost payments			(4,841)
Dividends distributed	(2,750)		(12,751)
Net cash used in financing activities	(12,957)	(1,490)	(6,596)	(64,902)
Effect of foreign exchange rates on cash and cash equivalents	798	13	318	52
Change in cash and cash equivalents	(23,980)	14,567	30,984	353
Cash and cash equivalents, beginning of period	33,857	2,873	2,873	2,520
Cash and cash equivalents, end of period	$ 9,877	$ 17,440	$ 33,857	$ 2,873